Business Combinations - Summary computation of consideration transferred (Parenthetical) (Detail) - Second Spectrum [Member] - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 15, 2021	Dec. 31, 2021 [1]
Business Acquisition [Line Items]
Payment in cash to acquire business	$ 111,500
Business combination equity interests issued and issuable number of shares	4.7
Business acquisition share price	$ 17.74
Settlement of share based liabilities	$ 3,500	$ 3,490

[1]	Includes $3.5 million cash settlement of Second Spectrum’s vested outstanding stock options as of June 15, 2021 associated with the pre-acquisition services provided by former Second Spectrum shareholders.